Capital Management and Solvency - Summary of Composition of Eligible Own Funds Across Tiers (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of capital management and solvency [line items]
Total Eligible Own Funds	€ 18,830	€ 19,431
New method [member] | Solvency one capital ratio [member] | Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Eligible Own Funds	14,030	14,044
New method [member] | Solvency one capital ratio [member] | Restricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Eligible Own Funds	1,877	2,364
New method [member] | Solvency one capital ratio [member] | Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Total Eligible Own Funds	2,297	2,348
New method [member] | Solvency one capital ratio [member] | Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Total Eligible Own Funds	€ 626	€ 675